Condensed Statements of Redeemable Convertible Preferred Stock and Stockholders' Equity (Deficit) - USD ($)	Total	ACON S2 Acquisition Corp [Member]	Common Stock [Member]	Common Stock Warrants [Member]	Additional Paid-In Capital [Member]	Additional Paid-In Capital [Member] ACON S2 Acquisition Corp [Member]	Accumulated Deficit [Member]	Accumulated Deficit [Member] ACON S2 Acquisition Corp [Member]	Redeemable Convertible Preferred Stock [Member]	Class B ordinary shares ACON S2 Acquisition Corp [Member]
Beginning Balance ,Shares at Dec. 31, 2018									16,590,261
Beginning Balance ,Value at Dec. 31, 2018									$ 15,897,000
Beginning Balance ,Shares at Dec. 31, 2018			7,030,668
Beginning Balance ,Value at Dec. 31, 2018	$ (20,793,000)		$ 1,000	$ 153,000	$ 660,000		$ (21,607,000)
Stock options exercised ,Shares	30,000		30,000
Stock options exercised ,Value	$ 6,000				6,000
Issuance of Series C Redeemable Convertible Preferred Stock ,Shares									16,275,688
Issuance of Series C Redeemable Convertible Preferred Stock ,Value									$ 18,396,000
Series B Redeemble Convertible Preferred Stock accretion									$ 79,000
Series B Redeemble Convertible Preferred Stock accretion	(79,000)				(79,000)
Stock-based compensation expense	175,000				175,000
Issuance of ordinary shares to Sponsor, Shares									16,275,688
Net income (loss)	(11,467,000)						(11,467,000)
Ending Balance ,Shares at Dec. 31, 2019									32,865,949
Ending Balance ,Value at Dec. 31, 2019									$ 34,372,000
Ending Balance ,Shares at Dec. 31, 2019			7,060,668
Ending Balance ,Value at Dec. 31, 2019	(32,158,000)		$ 1,000	153,000	762,000		(33,074,000)
Stock options exercised ,Shares			40,000
Stock options exercised ,Value	6,000				6,000
Stock-based compensation expense	251,000				251,000
Net income (loss)	(6,200,000)						(6,200,000)
Ending Balance ,Shares at Sep. 30, 2020									32,865,949
Ending Balance ,Value at Sep. 30, 2020									$ 34,372,000
Ending Balance ,Shares at Sep. 30, 2020			7,100,668							7,187,500
Ending Balance ,Value at Sep. 30, 2020	(38,101,000)	$ (26,899,096)	$ 1,000	153,000	1,019,000		(39,274,000)	$ (26,899,815)		$ 719
Beginning Balance ,Shares at Dec. 31, 2019									32,865,949
Beginning Balance ,Value at Dec. 31, 2019									$ 34,372,000
Beginning Balance ,Shares at Dec. 31, 2019			7,060,668
Beginning Balance ,Value at Dec. 31, 2019	$ (32,158,000)		$ 1,000	153,000	762,000		(33,074,000)
Stock options exercised ,Shares	74,000		74,000
Stock options exercised ,Value	$ 7,000				7,000
Stock-based compensation expense	310,000				310,000
Net income (loss)	(30,419,000)						(30,419,000)
Ending Balance ,Shares at Dec. 31, 2020									32,865,949
Ending Balance ,Value at Dec. 31, 2020									$ 34,372,000
Ending Balance ,Shares at Dec. 31, 2020			7,134,668							6,250,000
Ending Balance ,Value at Dec. 31, 2020	(62,260,000)	(29,416,017)	$ 1,000	153,000	1,079,000	$ 94	(63,493,000)	(29,416,736)		$ 625
Ending Balance ,Value at Dec. 31, 2020								(29,416,642)
Beginning Balance ,Shares at Jun. 30, 2020									32,865,949
Beginning Balance ,Value at Jun. 30, 2020									$ 34,372,000
Beginning Balance ,Shares at Jun. 30, 2020			7,100,668
Beginning Balance ,Value at Jun. 30, 2020	(35,407,000)		$ 1,000	153,000	942,000		(36,503,000)
Stock-based compensation expense	77,000				77,000
Net income (loss)	(2,771,000)						(2,771,000)
Ending Balance ,Shares at Sep. 30, 2020									32,865,949
Ending Balance ,Value at Sep. 30, 2020									$ 34,372,000
Ending Balance ,Shares at Sep. 30, 2020			7,100,668							7,187,500
Ending Balance ,Value at Sep. 30, 2020	(38,101,000)	(26,899,096)	$ 1,000	153,000	1,019,000		(39,274,000)	(26,899,815)		$ 719
Beginning Balance ,Shares at Jul. 20, 2020
Beginning Balance ,Value at Jul. 20, 2020
Issuance of Series C Redeemable Convertible Preferred Stock ,Shares										7,187,500
Issuance of ordinary shares to Sponsor		25,000				24,281				$ 719
Issuance of ordinary shares to Sponsor, Shares										7,187,500
Remeasurement adjustment on Class A ordinary shares subject to possible redemption		26,146,471
RemeasurementAdjustmentOnOrdinarySharesSubjectToPossibleRedemption	26,146,752	(26,146,752)				(24,281)		(26,122,471)
Net income (loss)		(777,344)						(777,344)
Ending Balance ,Shares at Sep. 30, 2020									32,865,949
Ending Balance ,Value at Sep. 30, 2020									$ 34,372,000
Ending Balance ,Shares at Sep. 30, 2020			7,100,668							7,187,500
Ending Balance ,Value at Sep. 30, 2020	(38,101,000)	(26,899,096)	$ 1,000	153,000	1,019,000		(39,274,000)	(26,899,815)		$ 719
Beginning Balance ,Shares at Jul. 20, 2020
Beginning Balance ,Value at Jul. 20, 2020
Issuance of Series C Redeemable Convertible Preferred Stock ,Shares										7,187,500
Issuance of ordinary shares to Sponsor		25,000				24,281				$ 719
Issuance of ordinary shares to Sponsor, Shares										7,187,500
Forfeiture of Class B ordinary shares						94				$ (94)
Forfeiture of Class B ordinary shares, Shares										(937,500)
Remeasurement adjustment on Class A ordinary shares subject to possible redemption		(26,146,752)				(24,375)		(26,122,377)
Net income (loss)		(3,294,265)						(3,294,265)
Ending Balance ,Shares at Dec. 31, 2020									32,865,949
Ending Balance ,Value at Dec. 31, 2020									$ 34,372,000
Ending Balance ,Shares at Dec. 31, 2020			7,134,668							6,250,000
Ending Balance ,Value at Dec. 31, 2020	(62,260,000)	(29,416,017)	$ 1,000	153,000	1,079,000	94	(63,493,000)	(29,416,736)		$ 625
Ending Balance ,Value at Dec. 31, 2020								(29,416,642)
Net income (loss)		9,238,963						9,238,963
Ending Balance ,Shares at Mar. 31, 2021										6,250,000
Ending Balance ,Value at Mar. 31, 2021		(20,177,054)				94		(20,177,773)		$ 625
Beginning Balance ,Shares at Dec. 31, 2020									32,865,949
Beginning Balance ,Value at Dec. 31, 2020									$ 34,372,000
Beginning Balance ,Shares at Dec. 31, 2020			7,134,668							6,250,000
Beginning Balance ,Value at Dec. 31, 2020	$ (62,260,000)	(29,416,017)	$ 1,000	153,000	1,079,000	94	(63,493,000)	(29,416,736)		$ 625
Stock options exercised ,Shares	1,685,675		1,685,675
Stock options exercised ,Value	$ 664,000				664,000
Issuance of Series C-2 Redeemable Convertible Preferred Stock, Shares									3,900,988
Issuance of Series C-2 Redeemable Convertible Preferred Stock, Value									$ 29,516,000
Warrants exercised, Shares			305,611						2,001,452
Warrants exercised, Value				(153,000)	153,000				$ 26,185,000
Stock-based compensation expense	620,000				620,000
Net income (loss)	(296,685,000)	(1,475,461)					(296,685,000)
Ending Balance ,Shares at Sep. 30, 2021									38,768,389
Ending Balance ,Value at Sep. 30, 2021									$ 90,073,000
Ending Balance ,Shares at Sep. 30, 2021			9,125,954							6,250,000
Ending Balance ,Value at Sep. 30, 2021	(357,661,000)	(30,891,478)	$ 1,000		2,516,000	94	(360,178,000)	(30,892,197)		$ 625
Beginning Balance ,Shares at Mar. 31, 2021										6,250,000
Beginning Balance ,Value at Mar. 31, 2021		(20,177,054)				94		(20,177,773)		$ 625
Net income (loss)		(6,784,606)						(6,784,606)
Ending Balance ,Shares at Jun. 30, 2021									36,809,092
Ending Balance ,Value at Jun. 30, 2021									$ 64,257,000
Ending Balance ,Shares at Jun. 30, 2021			8,784,265							6,250,000
Ending Balance ,Value at Jun. 30, 2021	(306,606,000)	(26,961,660)	$ 1,000	153,000	2,093,000	94	(308,853,000)	(26,962,379)		$ 625
Stock options exercised ,Shares			36,789
Stock options exercised ,Value	10,000				10,000
Warrants exercised, Shares			304,900						1,959,297
Warrants exercised, Value				$ (153,000)	153,000				$ 25,816,000
Stock-based compensation expense	260,000				260,000
Net income (loss)	(51,325,000)	(3,929,818)					(51,325,000)	(3,929,818)
Ending Balance ,Shares at Sep. 30, 2021									38,768,389
Ending Balance ,Value at Sep. 30, 2021									$ 90,073,000
Ending Balance ,Shares at Sep. 30, 2021			9,125,954							6,250,000
Ending Balance ,Value at Sep. 30, 2021	$ (357,661,000)	$ (30,891,478)	$ 1,000		$ 2,516,000	$ 94	$ (360,178,000)	$ (30,892,197)		$ 625